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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/98


Institutional Investment Manager:

BEDFORD FALLS INVESTORS, LP
660 MADISON AVENUE
NEW YORK                                          NY            10021


                       SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

             NAME OF REPORTING MANAGER: BEDFORD FALLS INVESTORS, LP




Report for the Calendar Year or Quarter Ended:       12/31/98

Institutional Investment Manager:                    Bedford Falls Investors, LP

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT ARE TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Name, Title and Telephone Number of Person Submitting Report:

Karen Finerman
(212)486-8100

Signature, Place and Date of Signing:

/s/ Karen Finerman
New York, NY
2/12/98

Other Managers on Whose Behalf this Report is Filed:

None

Managers Reporting on Behalf of Reporting Manager:

None




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                       SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

             NAME OF REPORTING MANAGER: BEDFORD FALLS INVESTORS, LP


Name, Title and Telephone Number of Person Submitting Report:

    KAREN FINERMAN                 PRESIDENT                    (212)486-8100


Signature, Place and Date of Signing:

/s/ KAREN FINERMAN                 NEW YORK                     NY    2/12/99






                                                                                    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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

SERT CMNTY BK VICTORVILLE CA         COM    25037Y 10 9        735        29,115        X
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